Document and Entity Information	3 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	NEUROONE MEDICAL TECHNOLOGIES Corp
Entity Central Index Key	0001500198
Trading Symbol	NMTC
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false